UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2012

Date of reporting period:	1/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SEMIANNUAL REPORT • JANUARY 31, 2012

Fund Type

Large cap stock

Objective

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Prudential Jennison Conservative Growth Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Conservative Growth Fund

Prudential Jennison Conservative Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross annualized operating expenses: Class A, 1.51%; Class B, 2.21%; Class C, 2.21%; Class L, 1.71%; Class M, 2.21%; Class X, 2.21%. Net annualized operating expenses: Class A, 1.46%; Class B, 2.21%; Class C, 2.21%; Class L, 1.71%; Class M, 2.21%; Class X, 2.21%, after contractual reduction through 11/30/2012 for Class A shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–1.32%	1.46%	7.68%	18.70%	—
Class B	–1.65	0.85	3.75	10.15	—
Class C	–1.79	0.71	3.60	9.99	—
Class L	–1.51	1.17	N/A	N/A	6.16% (3/26/07)
Class M	–1.66	0.71	N/A	N/A	3.60 (3/26/07)
Class X	–1.66	0.71	N/A	N/A	3.60 (3/26/07)
Russell 1000® Growth Index	2.84	6.07	16.89	39.38	—
S&P 500 Index	2.70	4.19	1.65	41.36	—
Lipper Large-Cap Growth Funds Avg.	–0.36	2.49	9.43	32.31	—

Average Annual Total Returns (With Sales Charges) as of 12/31/11
		One Year	Five Years	Ten Years	Since Inception
Class A		–6.07%	–0.25%	0.84%	—
Class B		–6.37	–0.05	0.64	—
Class C		–2.43	0.12	0.64	—
Class L		–6.62	N/A	N/A	–0.89% (3/26/07)
Class M		–7.22	N/A	N/A	–0.51 (3/26/07)
Class X		–7.22	N/A	N/A	–0.69 (3/26/07)
Russell 1000® Growth Index		2.64	2.50	2.60	—
S&P 500 Index		2.09	–0.25	2.92	—
Lipper Large-Cap Growth Funds Avg.		–1.91	0.96	1.94	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and a 12b-1 fee of up to 0.30% and 0.50%, respectively, annually. All investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchase by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class M and Class X shares are closed to new investors. Class M and Class X shares purchased are not subject to a front-end sales charge, but charge a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class M shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eighth year after purchase. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth years after purchase, 3% in the fifth year, 2% in the sixth and seventh years, 1% in the eighth year and 0% in the ninth year after purchase. Class M and Class X shares convert to Class A shares on a monthly basis approximately eight and 10 years after purchase, respectively. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 1/31/12 is 18.49% for Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 12/31/11 is 2.38% for Class L, Class M, and Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/12 is 2.53% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/11 is –0.40% for Class L, Class M, and Class X.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average

Prudential Jennison Conservative Growth Fund	3

Your Fund’s Performance (continued)

invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/12 is 10.76% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/11 is 0.79% for Class L, Class M, and Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/12
Apple, Inc., Computers & Peripherals	6.0%
Google, Inc. (Class A Stock), Internet Software & Services	3.9
Oracle Corp., Software	3.6
Walt Disney Co. (The), Media	2.7
Johnson & Johnson, Pharmaceuticals	2.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/12
Pharmaceuticals	10.3%
Computers & Peripherals	7.3
Oil, Gas & Consumable Fuels	6.6
Capital Markets	6.2
Software	5.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2011, at the beginning of the period, and held through the six-month period ended January 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Conservative Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Conservative Growth Fund		Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$986.80	1.46%	$7.29
	Hypothetical	$1,000.00	$1,017.80	1.46%	$7.41

Class B	Actual	$1,000.00	$983.50	2.21%	$11.02
	Hypothetical	$1,000.00	$1,014.03	2.21%	$11.19

Class C	Actual	$1,000.00	$982.10	2.21%	$11.01
	Hypothetical	$1,000.00	$1,014.03	2.21%	$11.19

Class L	Actual	$1,000.00	$984.90	1.71%	$8.53
	Hypothetical	$1,000.00	$1,016.54	1.71%	$8.67

Class M	Actual	$1,000.00	$983.40	2.21%	$11.02
	Hypothetical	$1,000.00	$1,014.03	2.21%	$11.19

Class X	Actual	$1,000.00	$983.40	2.21%	$11.02
	Hypothetical	$1,000.00	$1,014.03	2.21%	$11.19

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS

Aerospace & Defense 1.8%
5,800	Boeing Co. (The)	$430,244
10,737	Precision Castparts Corp.	1,757,432
17,615	United Technologies Corp.	1,380,135

		3,567,811

Air Freight & Logistics 1.6%
33,513	FedEx Corp.	3,066,104

Automobiles 0.3%
23,846	Bayerische Motoren Werke AG (Germany), ADR	680,326

Beverages 2.8%
39,998	Coca-Cola Co. (The)	2,701,065
42,179	PepsiCo, Inc.	2,769,895

		5,470,960

Biotechnology 0.3%
9,238	Celgene Corp.*	671,603

Capital Markets 6.2%
15,702	BlackRock, Inc.	2,857,764
41,374	Goldman Sachs Group, Inc. (The)	4,611,960
249,626	Morgan Stanley	4,655,525

		12,125,249

Chemicals 0.7%
16,243	Monsanto Co.	1,332,738

Commercial Banks 1.5%
101,546	Wells Fargo & Co.	2,966,159

Communications Equipment 1.1%
39,426	Juniper Networks, Inc.*	825,186
21,426	QUALCOMM, Inc.	1,260,278

		2,085,464

Computers & Peripherals 7.3%
25,727	Apple, Inc.*	11,743,861
105,177	EMC Corp.*(a)	2,709,360

		14,453,221

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Consumer Finance 3.1%
67,037	American Express Co.	$3,361,235
98,157	Discover Financial Services	2,667,907

		6,029,142

Diversified Financial Services 0.2%
15,227	NASDAQ OMX Group, Inc. (The)*	377,325

Diversified Telecommunication Services 1.3%
69,756	Verizon Communications, Inc.	2,627,011

Electric Utilities 0.7%
19,206	ITC Holdings Corp.	1,415,674

Energy Equipment & Services 1.7%
57,537	Baker Hughes, Inc.	2,826,793
6,181	Schlumberger Ltd.	464,626

		3,291,419

Food & Staples Retailing 3.4%
12,216	Costco Wholesale Corp.	1,005,011
84,653	Walgreen Co.(a)	2,824,024
46,831	Wal-Mart Stores, Inc.	2,873,550

		6,702,585

Food Products 2.5%
48,927	Bunge Ltd.(a)	2,802,049
76,804	ConAgra Foods, Inc.	2,048,363

		4,850,412

Gas Utilities 2.6%
50,353	National Fuel Gas Co.	2,531,749
32,283	ONEOK, Inc.	2,684,654

		5,216,403

Healthcare Providers & Services 0.9%
43,568	Cardinal Health, Inc.	1,874,731

Hotels, Restaurants & Leisure 2.6%
6,276	McDonald’s Corp.	621,638
88,505	Royal Caribbean Cruises Ltd.	2,405,566

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
41,773	Starbucks Corp.	$2,002,180

		5,029,384

Household Products 1.3%
41,952	Procter & Gamble Co. (The)	2,644,654

Internet & Catalog Retail 2.2%
22,113	Amazon.com, Inc.*	4,299,652

Internet Software & Services 5.6%
16,117	Baidu, Inc. (China), ADR*	2,055,240
13,183	Google, Inc. (Class A Stock)*	7,647,590
30,398	Tencent Holdings Ltd. (China), ADR	741,711
23,816	Youku.com, Inc. (China), ADR*(a)	509,424

		10,953,965

IT Services 2.2%
10,693	International Business Machines Corp.	2,059,472
6,236	MasterCard, Inc. (Class A Stock)	2,217,334

		4,276,806

Machinery 3.1%
64,292	Eaton Corp.	3,152,237
84,208	Ingersoll-Rand PLC	2,942,227

		6,094,464

Media 4.7%
118,035	Comcast Corp. (Class A Stock)	3,138,551
26,986	Thomson Reuters Corp.	741,845
137,385	Walt Disney Co. (The)	5,344,276

		9,224,672

Multiline Retail 2.1%
56,710	Kohl’s Corp.	2,608,093
43,549	Macy’s, Inc.	1,467,166

		4,075,259

Oil, Gas & Consumable Fuels 6.6%
28,620	Anadarko Petroleum Corp.	2,310,206
30,897	Apache Corp.	3,055,095

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
26,305	Chevron Corp.	$2,711,520
33,018	Exxon Mobil Corp.	2,764,927
36,736	Murphy Oil Corp.	2,189,466

		13,031,214

Paper & Forest Products 1.5%
94,548	International Paper Co.	2,944,225

Personal Products 0.2%
7,478	Estee Lauder Cos., Inc. (The)(Class A Stock)	433,201

Pharmaceuticals 10.3%
49,771	Abbott Laboratories	2,695,099
7,146	Allergan, Inc.	628,205
144,633	Bristol-Myers Squibb Co.	4,662,968
67,339	Eli Lilly & Co.	2,676,052
75,648	Johnson & Johnson	4,985,960
16,858	Novo Nordisk A/S (Denmark), ADR	2,009,136
25,471	Shire PLC (Ireland), ADR	2,534,874

		20,192,294

Real Estate Investment Trusts 3.9%
51,959	American Tower Corp.	3,299,916
10,012	Public Storage	1,390,266
36,414	Vornado Realty Trust	2,945,164

		7,635,346

Road & Rail 0.2%
3,523	Union Pacific Corp.	402,714

Semiconductors & Semiconductor Equipment 2.4%
261,309	Applied Materials, Inc.	3,208,875
22,536	ARM Holdings PLC (United Kingdom), ADR(a)	650,840
27,876	Avago Technologies Ltd.	946,111

		4,805,826

Software 5.7%
107,805	Microsoft Corp.	3,183,482
247,824	Oracle Corp.	6,988,637
5,108	Salesforce.com, Inc.*	596,614
4,486	VMware, Inc. (Class A Stock)*	409,437

		11,178,170

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail 2.4%
48,403	Inditex SA (Spain), ADR	$844,390
146,896	Lowe’s Cos., Inc.	3,941,220

		4,785,610

Textiles, Apparel & Luxury Goods 1.6%
28,152	Burberry Group PLC (United Kingdom), ADR	1,206,876
13,281	LVMH Moet Hennessy Louis Vuitton SA (France), ADR	428,977
9,791	NIKE, Inc. (Class B Stock)	1,018,166
2,905	Ralph Lauren Corp. (Class A Stock)	441,560

		3,095,579

Tobacco 0.6%
16,272	Philip Morris International, Inc.	1,216,657

	Total long-term investments (cost $168,322,617)	195,124,029

SHORT-TERM INVESTMENT 5.9%

Affiliated Money Market Mutual Fund
11,515,351	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $11,515,351; includes $9,634,926 of cash collateral received for securities on loan) (Note 3)(b)(c)	11,515,351

	Total Investments 105.1% (cost $179,837,968; Note 5)	206,639,380
	Liabilities in excess of other assets (5.1%)	(9,946,983)

	Net Assets 100.0%	$196,692,397

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,315,688; cash collateral of $9,634,926 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	11

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$195,124,029	$—	$—
Affiliated Money Market Mutual Fund	11,515,351	—	—

Total	$206,639,380	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2012 was as follows:

Pharmaceuticals	10.3%
Computers & Peripherals	7.3
Oil, Gas & Consumable Fuels	6.6
Capital Markets	6.2
Affiliated Money Market Mutual Fund (including 4.9% of collateral received for securities on loan)	5.9
Software	5.7
Internet Software & Services	5.6
Media	4.7
Real Estate Investment Trusts	3.9
Food & Staples Retailing	3.4
Consumer Finance	3.1
Machinery	3.1
Beverages	2.8%
Gas Utilities	2.6
Hotels, Restaurants & Leisure	2.6
Food Products	2.5
Semiconductors & Semiconductor Equipment	2.4
Specialty Retail	2.4
Internet & Catalog Retail	2.2
IT Services	2.2
Multiline Retail	2.1
Aerospace & Defense	1.8
Energy Equipment & Services	1.7
Air Freight & Logistics	1.6
Textiles, Apparel & Luxury Goods	1.6
Commercial Banks	1.5

See Notes to Financial Statements.

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Industry (cont’d.)
Paper & Forest Products	1.5%
Diversified Telecommunication Services	1.3
Household Products	1.3
Communications Equipment	1.1
Healthcare Providers & Services	0.9
Chemicals	0.7
Electric Utilities	0.7
Tobacco	0.6
Automobiles	0.3%
Biotechnology	0.3
Diversified Financial Services	0.2
Personal Products	0.2
Road & Rail	0.2

105.1
Liabilities in excess of other assets	(5.1)

100.0%

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	13

Statement of Assets and Liabilities

as of January 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $9,315,688:
Unaffiliated investments (cost $168,322,617)	$195,124,029
Affiliated investments (cost $11,515,351)	11,515,351
Dividends and interest receivable	269,912
Receivable for Fund shares sold	135,369
Prepaid expenses	10,070
Foreign tax reclaim receivable	3,603

Total assets	207,058,334

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	9,634,926
Payable for Fund shares reacquired	316,182
Accrued expenses	194,538
Management fee payable	115,929
Distribution fee payable	84,188
Affiliated transfer agent fee payable	19,921
Payable to custodian	253

Total liabilities	10,365,937

Net Assets	$196,692,397

Net assets were comprised of:
Shares of beneficial interest, at par	$25,732
Paid-in capital in excess of par	225,420,829

225,446,561
Undistributed net investment income	158,869
Accumulated net realized loss on investment and foreign currency transactions	(55,714,445)
Net unrealized appreciation on investments	26,801,412

Net assets, January 31, 2012	$196,692,397

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($113,578,528 ÷ 14,366,427 shares of beneficial interest issued and outstanding)	$7.91
Maximum sales charge (5.50% of offering price)	0.46

Maximum offering price to public	$8.37

Class B
Net asset value, offering price and redemption price per share ($5,945,527 ÷ 833,277 shares of beneficial interest issued and outstanding)	$7.14

Class C
Net asset value, offering price and redemption price per share ($49,909,233 ÷ 6,996,982 shares of beneficial interest issued and outstanding)	$7.13

Class L
Net asset value and redemption price per share ($23,551,501 ÷ 3,014,985 shares of beneficial interest issued and outstanding)	$7.81
Maximum sales charge (5.75% of offering price)	0.48

Maximum offering price to public	$8.29

Class M
Net asset value, offering price and redemption price per share ($763,931 ÷ 107,148 shares of beneficial interest issued and outstanding)	$7.13

Class X
Net asset value, offering price and redemption price per share ($2,943,677 ÷ 412,896 shares of beneficial interest issued and outstanding)	$7.13

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	15

Statement of Operations

Six Months Ended January 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $5,348)	$1,825,165
Affiliated income from securities loaned, net	13,890
Affiliated dividend income	1,378

Total income	1,840,433

Expenses
Management fee	680,916
Distribution fee—Class A	138,114
Distribution fee—Class B	29,990
Distribution fee—Class C	248,334
Distribution fee—Class L	58,395
Distribution fee—Class M	8,943
Distribution fee—Class X	16,223
Transfer agent’s fees and expenses (including affiliated expense of $93,600) (Note 3)	341,000
Custodian’s fees and expenses	41,000
Reports to shareholders	38,000
Registration fees	31,000
Audit fee	11,000
Legal fees and expenses	11,000
Trustees’ fees	8,000
Insurance expenses	2,000
Miscellaneous	8,912

Total expenses	1,672,827

Net investment income	167,606

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized loss on investments	(8,028,852)
Net change in unrealized appreciation (depreciation) on investments	3,956,311

Net loss on investments	(4,072,541)

Net Decrease In Net Assets Resulting From Operations	$(3,904,935)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2012	Year Ended July 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$167,606	$88,660
Net realized gain (loss) on investment and foreign currency transactions	(8,028,852)	39,686,957
Net change in unrealized appreciation (depreciation) on investments	3,956,311	(1,252,332)

Net increase (decrease) in net assets resulting from operations	(3,904,935)	38,523,285

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(55,424)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,715,645	5,817,226
Net asset value of shares issued in reinvestment of dividends and distributions	53,190	—
Cost of shares reacquired	(17,194,087)	(43,156,894)

Net decrease in net assets from Fund share transactions	(14,425,252)	(37,339,668)

Total increase (decrease)	(18,385,611)	1,183,617

Net Assets:
Beginning of period	215,078,008	213,894,391

End of period(a)	$196,692,397	$215,078,008

(a) Includes undistributed net investment income of:	$158,869	$46,687

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Jennison Conservative Growth Fund and Prudential Small-Cap Value Fund. These financial statements relate to Prudential Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other fund are not presented herein.

The Fund’s investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent

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transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Prudential Jennison Conservative Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and

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distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadvisor’s performance of such services, PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .70% of average daily net assets on the first $500 million, .65% of average daily net assets on the next $500 million and .60% of average daily net assets in excess of $1 billion. The effective management fee rate was .70% for the six months ended January 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, and Class C shares of the Fund. In addition, the Fund has a distribution agreement with Prudential

Prudential Jennison Conservative Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares for the six months ended January 31, 2012.

PIMS has advised the Fund that it received $16,373 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2012 that it received $81, $4,156, $855 and $133 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C and Class X shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended January 31, 2012, PIM has been compensated approximately $4,100 for these services.

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The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended January 31, 2012, were $217,750,842 and $231,228,594 respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$180,898,712	$28,536,040	$(2,795,372)	$25,740,668

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2011 of approximately $46,625,000 of which $7,355,000 expires in 2012, $656,000 expires in 2013 and $38,614,000 expires in 2017. The Fund utilized approximately $38,641,000 of its capital loss carryforward to offset net taxable gains realized during the year ended July 31, 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Prudential Jennison Conservative Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

The Fund elects to treat post-October foreign currency losses as having been incurred in the following year (July 31, 2012).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M and Class X shares. Class A and L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A and Class L CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on sales of shares purchased during the first 12 months. In addition, under certain limited circumstances, an exchange may be made from Class C or Class L to Class A shares of the Fund. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. Class L, Class M and Class X shares are generally closed to new investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

During the fiscal year ended July 31, 2010, the Fund received $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The per share effect of this amount is disclosed in the financial highlights. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

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Class A	Shares	Amount
Six months ended January 31, 2012:
Shares sold	248,413	$1,851,106
Shares issued in reinvestment of dividends and distributions	7,168	53,190
Shares reacquired	(1,269,097)	(9,540,903)

Net increase (decrease) in shares outstanding before conversion	(1,013,516)	(7,636,607)
Shares issued upon conversion from Class B, M and X	461,796	3,459,807

Net increase (decrease) in shares outstanding	(551,720)	$(4,176,800)

Year ended July 31, 2011:
Shares sold	552,067	$4,225,008
Shares reacquired	(3,174,338)	(23,982,430)

Net increase (decrease) in shares outstanding before conversion	(2,622,271)	(19,757,422)
Shares issued upon conversion from Class B, C, L, M and X	1,414,036	10,668,764

Net increase (decrease) in shares outstanding	(1,208,235)	$(9,088,658)

Class B
Six months ended January 31, 2012:
Shares sold	38,406	$261,788
Shares reacquired	(48,522)	(330,527)

Net increase (decrease) in shares outstanding before conversion	(10,116)	(68,739)
Shares reacquired upon conversion into Class A	(100,871)	(673,863)

Net increase (decrease) in shares outstanding	(110,987)	$(742,602)

Year ended July 31, 2011:
Shares sold	88,325	$611,366
Shares reacquired	(222,390)	(1,528,261)

Net increase (decrease) in shares outstanding before conversion	(134,065)	(916,895)
Shares reacquired upon conversion into Class A	(199,333)	(1,376,852)

Net increase (decrease) in shares outstanding	(333,398)	$(2,293,747)

Class C
Six months ended January 31, 2012:
Shares sold	82,814	$558,679
Shares reacquired	(723,390)	(4,870,918)

Net increase (decrease) in shares outstanding	(640,576)	$(4,312,239)

Year ended July 31, 2011:
Shares sold	134,888	$925,620
Shares reacquired	(1,419,034)	(9,698,061)

Net increase (decrease) in shares outstanding before conversion	(1,284,146)	(8,772,441)
Shares reacquired upon conversion into Class A	(4,272)	(29,049)

Net increase (decrease) in shares outstanding	(1,288,418)	$(8,801,490)

Prudential Jennison Conservative Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Class L	Shares	Amount
Six months ended January 31, 2012:
Shares sold	5,504	$41,316
Shares reacquired	(276,819)	(2,047,109)

Net increase (decrease) in shares outstanding	(271,315)	$(2,005,793)

Year ended July 31, 2011:
Shares sold	5,484	$40,743
Shares reacquired	(695,380)	(5,239,186)

Net increase (decrease) in shares outstanding before conversion	(689,896)	(5,198,443)
Shares reacquired upon conversion into Class A	(1,420)	(11,202)

Net increase (decrease) in shares outstanding	(691,316)	$(5,209,645)

Class M
Six months ended January 31, 2012:
Shares sold	—	$—
Shares reacquired	(22,536)	(151,325)

Net increase (decrease) in shares outstanding before conversion	(22,536)	(151,325)
Shares reacquired upon conversion into Class A	(297,154)	(2,020,388)

Net increase (decrease) in shares outstanding	(319,690)	$(2,171,713)

Year ended July 31, 2011:
Shares sold	1,621	$10,800
Shares reacquired	(235,376)	(1,584,712)

Net increase (decrease) in shares outstanding before conversion	(233,755)	(1,573,912)
Shares reacquired upon conversion into Class A	(1,033,763)	(7,066,474)

Net increase (decrease) in shares outstanding	(1,267,518)	$(8,640,386)

Class X
Six months ended January 31, 2012:
Shares sold	367	$2,756
Shares reacquired	(37,179)	(253,305)

Net increase (decrease) in shares outstanding before conversion	(36,812)	(250,549)
Shares reacquired upon conversion into Class A	(112,988)	(765,556)

Net increase (decrease) in shares outstanding	(149,800)	$(1,016,105)

Year ended July 31, 2011:
Shares sold	558	$3,689
Shares reacquired	(165,477)	(1,124,244)

Net increase (decrease) in shares outstanding before conversion	(164,919)	(1,120,555)
Shares reacquired upon conversion into Class A	(317,805)	(2,185,187)

Net increase (decrease) in shares outstanding	(482,724)	$(3,305,742)

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Note 7: Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Jennison Conservative Growth Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.02		$6.71	$6.21	$7.11	$8.75	$7.76
Income (loss) from investment operations:
Net investment income (loss)	.02		.02	(.01)	- (e)	- (e)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.13)		1.29	.48	(.90)	(.21)	.98
Total from investment operations	(.11)		1.31	.47	(.90)	(.21)	.99
Less Dividends and Distributions
Dividends from net investment income	-	(e)	-	-	-	-	-
Distributions from net realized gains	-		-	-	-	(1.43)	-
Capital Contributions (Note 6)	-		-	.03	-	-	-
Net asset value, end of period	$7.91		$8.02	$6.71	$6.21	$7.11	$8.75
Total Return(a):	(1.32)%		19.52%	8.05%	(12.66)%	(3.60)%	12.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$113,579		$119,583	$108,221	$101,706	$114,874	$88,377
Average net assets (000)	$109,891		$117,113	$111,614	$90,330	$108,116	$40,262
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.46%	(g)	1.38%	1.40%	1.36%	1.28%	1.30%
Expenses, excluding distribution and service (12b-1) fees	1.21%	(g)	1.13%	1.15%	1.11%	1.03%	1.05%
Net investment income (loss)	.43%	(g)	.33%	(.21)%	(.06)%	- (f)	.08%
For Class A, B, C, L, M and X shares:
Portfolio turnover rate	111%	(h)	266%	135%	56%	58%	198%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform the generally accepted accounting principles. Total return for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Less than $.005 per share.

(f) Less than ..005%.

(g) Annualized.

(h) Not Annualized.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.26		$6.12	$5.71	$6.59	$8.26	$7.38
Income (loss) from investment operations:
Net investment loss	(.01)		(.03)	(.06)	(.04)	(.06)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.11)		1.17	.44	(.84)	(.18)	.96
Total from investment operations	(.12)		1.14	.38	(.88)	(.24)	.88
Less Dividends and Distributions
Distributions from net realized gains	-		-	-	-	(1.43)	-
Capital Contributions (Note 6)	-		-	.03	-	-	-
Net asset value, end of period	$7.14		$7.26	$6.12	$5.71	$6.59	$8.26
Total Return(a):	(1.65)%		18.63%	7.18%	(13.35)%	(4.24)%	11.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,945		$6,853	$7,823	$8,319	$12,737	$19,420
Average net assets (000)	$5,965		$7,889	$8,532	$8,723	$16,543	$18,153
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.21%	(d)	2.13%	2.15%	2.11%	2.03%	2.19%
Expenses, excluding distribution and service (12b-1) fees	1.21%	(d)	1.13%	1.15%	1.11%	1.03%	1.19%
Net investment loss	(.31)%	(d)	(.42)%	(.96)%	(.82)%	(.75)%	(.98)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of period	$7.26		$6.12	$5.71	$6.59	$8.26	$7.38
Income (loss) from investment operations:
Net investment loss	(.01)		(.03)	(.06)	(.04)	(.06)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.12)		1.17	.44	(.84)	(.18)	.94
Total from investment operations	(.13)		1.14	.38	(.88)	(.24)	.88
Less Dividends and Distributions
Distributions from net realized gains	-		-	-	-	(1.43)	-
Capital Contributions (Note 6)	-		-	.03	-	-	-
Net asset value, end of period	$7.13		$7.26	$6.12	$5.71	$6.59	$8.26
Total Return(a):	(1.79)%		18.63%	7.18%	(13.35)%	(4.24)%	11.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,909		$55,417	$54,628	$58,912	$85,318	$114,101
Average net assets (000)	$49,397		$56,582	$60,302	$59,345	$102,942	$62,313
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.21%	(d)	2.13%	2.15%	2.11%	2.03%	2.06%
Expenses, excluding distribution and service (12b-1) fees	1.21%	(d)	1.13%	1.15%	1.11%	1.03%	1.06%
Net investment loss	(.31)%	(d)	(.42)%	(.97)%	(.82)%	(.76)%	(.73)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class L Shares
	Six Months Ended January 31,		Year Ended July 31,				March 26, 2007(a) through July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.93		$6.65	$6.18	$7.09	$8.75	$8.73
Income (loss) from investment operations:
Net investment income (loss)	.01		.01	(.03)	(.02)	(.02)	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.13)		1.27	.47	(.89)	(.21)	.02
Total from investment operations	(.12)		1.28	.44	(.91)	(.23)	.02
Less Dividends and Distributions
Distributions from net realized gains	-		-	-	-	(1.43)	-
Capital Contributions (Note 6)	-		-	.03	-	-	-
Net asset value, end of period	$7.81		$7.93	$6.65	$6.18	$7.09	$8.75
Total Return(d):	(1.51)%		19.25%	7.61%	(12.83)%	(3.85)%	.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,551		$26,048	$26,461	$29,533	$43,369	$62,087
Average net assets (000)	$23,231		$27,206	$29,672	$29,817	$54,112	$68,505
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.71%	(f)	1.63%	1.65%	1.61%	1.53%	1.46%	(f)
Expenses, excluding distribution and service (12b-1) fees	1.21%	(f)	1.13%	1.15%	1.11%	1.03%	.96%	(f)
Net investment income (loss)	.19%	(f)	.08%	(.47)%	(.32)%	(.26)%	.01%	(f)

(a) Inception date Class L shares.

(b) Calculated based on average shares outstanding during the period.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	31

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended January 31,		Year Ended July 31,				March 26, 2007(a) through July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.25		$6.12	$5.71	$6.59	$8.26	$8.26
Income (loss) from investment operations:
Net investment loss	(.01)		(.03)	(.06)	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.11)		1.16	.44	(.84)	(.18)	.02
Total from investment operations	(.12)		1.13	.38	(.88)	(.24)	.00
Less Dividends and Distributions
Distributions from net realized gains	-		-	-	-	(1.43)	-
Capital Contributions (Note 6)	-		-	.03	-	-	-
Net asset value, end of period	$7.13		$7.25	$6.12	$5.71	$6.59	$8.26
Total Return(c):	(1.66)%		18.46%	7.18%	(13.35)%	(4.24)%	.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$764		$3,096	$10,367	$22,893	$55,835	$145,507
Average net assets (000)	$1,779		$6,623	$17,500	$31,222	$99,825	$169,827
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.21%	(e)	2.13%	2.15%	2.11%	2.03%	1.97%	(e)
Expenses, excluding distribution and service (12b-1) fees	1.21%	(e)	1.13%	1.15%	1.11%	1.03%	.97%	(e)
Net investment loss	(.29)%	(e)	(.40)%	(1.00)%	(.85)%	(.76)%	(.51)%	(e)

(a) Inception date of Class M shares.

(b) calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,				March 26, 2007(a) through July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.25		$6.12	$5.71	$6.59	$8.26	$8.26
Income (loss) from investment operations:
Net investment loss	(.01)		(.03)	(.06)	(.04)	(.06)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.11)		1.16	.44	(.84)	(.18)	.01
Total from investment operations	(.12)		1.13	.38	(.88)	(.24)	.00
Less Dividends and Distributions
Distributions from net realized gains	-		-	-	-	(1.43)	-
Capital Contributions (Note 6)	-		-	.03	-	-	-
Net asset value, end of period	$7.13		$7.25	$6.12	$5.71	$6.59	$8.26
Total Return(c):	(1.66)%		18.46%	7.18%	(13.35)%	(4.24)%	.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,944		$4,081	$6,395	$12,233	$23,702	$33,403
Average net assets (000)	$3,227		$5,333	$9,655	$14,957	$29,456	$36,350
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.21%	(e)	2.13%	2.15%	2.11%	2.03%	1.97%	(e)
Expenses, excluding distribution and service (12b-1) fees	1.21%	(e)	1.13%	1.15%	1.11%	1.03%	.97%	(e)
Net investment loss	(.31)%	(e)	(.41)%	(.99)%	(.84)%	(.76)%	(.49)%	(e)

(a) Inception date of Class X shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the website of the Securities and Exchange Commission at www.sec.gov.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Conservative Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SHARE CLASS	A	B	C	L	M	X
NASDAQ	TBDAX	TBDBX	TBDCX	JCGLX	JCGMX	JCGRX
CUSIP	74440V104	74440V203	74440V302	74440V401	74440V500	74440V609

MF503E2    0220856-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SMALL CAP VALUE FUND

SEMIANNUAL REPORT • JANUARY 31, 2012

Fund Type

Small cap stock

Objective

Seeks above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Prudential Small Cap Value Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Small Cap Value Fund

Prudential Small Cap Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Gross operating expenses: Class A, 1.45%; Class B, 2.15%; Class C, 2.15%; Class L, 1.65%; Class M, 2.15%; Class R, 1.90%; Class X, 2.15%; Class Z, 1.15%. Net operating expenses: Class A, 1.30%; Class B, 2.00%; Class C, 2.00%; Class L, 1.50%; Class M, 1.25%; Class R, 1.50%; Class X, 1.25%; Class Z, 1.00%, after contractual reduction. The distribution fees for Class R shares are contractually reduced through 11/30/2012.

Cumulative Total Returns (Without Sales Charges) as of 1/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	3.66%	5.56%	1.02%	112.27%	—
Class B	3.33	4.85	–2.49	97.40	—
Class C	3.25	4.77	–2.57	97.25	—
Class L	3.54	5.30	–0.20	N/A	18.77% (8/22/05)
Class M	3.70	5.62	1.11	N/A	19.26 (8/22/05)
Class R	4.05	N/A	N/A	N/A	–0.02 (4/8/11)
Class X	3.76	5.67	1.00	N/A	19.37 (8/22/05)
Class Z	3.85	N/A	N/A	N/A	–0.12 (4/8/11)
Russell 2000 Value Index	0.44	0.73	–4.41	95.74	—
Russell 2000 Index	0.22	2.86	6.10	86.91	—
Lipper Small-Cap Value Funds Avg.	0.47	0.89	5.25	108.94	—

2	Visit our website at www.prudentialfunds.com

Average Annual Total Returns (With Sales Charges) as of 12/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	–6.47%	–1.92%	6.38%	—
Class B	–6.59	–1.64	6.22	—
Class C	–2.74	–1.50	6.21	—
Class L	–6.92	–2.20	N/A	0.76% (8/22/05)
Class M	–6.86	–1.10	N/A	1.66 (8/22/05)
Class R	N/A	N/A	N/A	N/A (4/8/11)
Class X	–6.93	–1.27	N/A	1.57 (8/22/05)
Class Z	N/A	N/A	N/A	N/A (4/8/11)
Russell 2000 Value Index	–5.50	–1.87	6.40	—
Russell 2000 Index	–4.18	0.15	5.62	—
Lipper Small-Cap Value Funds Avg.	–5.20	–0.08	6.90	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and an annual 12b-1 fee of up to 0.30% and 0.50%, respectively. All investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class L, Class M and Class X shares are closed to new investors. Class M and Class X shares purchased are not subject to a front-end sales charge, but charge a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class M shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year, and 0% in the eighth year after purchase. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth years after purchase, 3% in the fifth year, and 2% in the sixth year after purchase. Class M and Class X shares convert to Class A shares on a monthly basis approximately eight and 10 years after purchase, respectively. Class R shares charge a 12b-1 fee of 0.75%. Class Z shares are not subject to any distribution or service fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower.

Prudential Small Cap Value Fund	3

Your Fund’s Performance (continued)

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth. Russell 2000 Value Index Closest Month-End to Inception cumulative total returns as of 1/31/12 are 20.40% for Class L, Class M, and Class X and –5.46% for Class R and Class Z. Russell 2000 Value Index Closest Month-End to Inception average annual total return as of 12/31/11 is 1.93% for Class L, Class M, and Class X. Class R and Class Z shares have been in existence for less than one year and have no average annual total return performance information available.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed. Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 1/31/12 are 29.54% for Class L, Class M, and Class X and –4.95% for Class R and Class Z. Russell 2000 Index Closest Month-End to Inception average annual total return as of 12/31/11 is 3.05% for Class L, Class M, and Class X. Class R and Class Z shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Small-Cap Value Funds Average

The Lipper Small-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/12 are 26.84% for Class L, Class M, and Class X and –5.24% for Class R and Class Z. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/11 is 2.62% for Class L, Class M, and Class X. Class R and Class Z shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/12
Southwest Gas Corp., Gas Utilities	1.2%
Hatteras Financial Corp., Real Estate Investment Trusts	1.1
MFA Financial, Inc., Real Estate Investment Trusts	1.1
ProAssurance Corp., Insurance	1.1
PNM Resources, Inc., Electric Utilities	1.1

Holdings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Five Largest Industries expressed as a percentage of net assets as of 1/31/12
Commercial Banks	8.5%
Real Estate Investment Trusts	8.5
Healthcare Providers & Services	6.4
Insurance	5.0
Electric Utilities	4.9

Industry weightings reflect only long-term investments and are subject to change.

Prudential Small Cap Value Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2011, at the beginning of the period, and held through the six-month period ended January 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

6	Visit our website at www.prudentialfunds.com

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Small Cap Value Fund		Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,036.60	1.30%	$6.66
	Hypothetical	$1,000.00	$1,018.80	1.30%	$6.60

Class B	Actual	$1,000.00	$1,033.30	2.00%	$10.22
	Hypothetical	$1,000.00	$1,015.28	2.00%	$10.13

Class C	Actual	$1,000.00	$1,032.50	2.00%	$10.22
	Hypothetical	$1,000.00	$1,015.28	2.00%	$10.13

Class L	Actual	$1,000.00	$1,035.40	1.50%	$7.67
	Hypothetical	$1,000.00	$1,017.60	1.50%	$7.61

Class M	Actual	$1,000.00	$1,037.00	1.25%	$6.40
	Hypothetical	$1,000.00	$1,018.85	1.25%	$6.34

Class R	Actual	$1,000.00	$1,040.50	1.50%	$7.69
	Hypothetical	$1,000.00	$1,017.60	1.50%	$7.61

Class X	Actual	$1,000.00	$1,037.60	1.25%	$6.40
	Hypothetical	$1,000.00	$1,018.85	1.25%	$6.34

Class Z	Actual	$1,000.00	$1,038.50	1.00%	$5.12
	Hypothetical	$1,000.00	$1,020.11	1.00%	$5.08

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Small Cap Value Fund	7

Portfolio of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS 98.6%

Aerospace & Defense 2.4%
13,400	AAR Corp.	$283,946
37,800	Ceradyne, Inc.*	1,250,802
5,700	Cubic Corp.	263,568
29,200	Curtiss-Wright Corp.	1,090,912
15,400	Esterline Technologies Corp.*	941,710
39,800	GenCorp, Inc.*	218,502
2,600	GeoEye, Inc.*	56,966
5,200	LMI Aerospace, Inc.*	102,908
700	Moog, Inc. (Class A Stock)*	29,834
2,000	Teledyne Technologies, Inc.*	113,520

		4,352,668

Air Freight & Logistics 1.2%
51,100	Air Transport Services Group, Inc.*	307,111
38,400	Atlas Air Worldwide Holdings, Inc.*	1,829,184
1,100	Park-Ohio Holdings Corp.*	21,879

		2,158,174

Airlines 2.3%
17,300	Alaska Air Group, Inc.*	1,317,049
138,100	Hawaiian Holdings, Inc.*(a)	961,176
77,400	JetBlue Airways Corp.*	458,982
65,500	Republic Airways Holdings, Inc.*	360,905
57,300	SkyWest, Inc.	733,440
46,800	US Airways Group, Inc.*(a)	394,992

		4,226,544

Auto Components 0.7%
51,500	Spartan Motors, Inc.	312,605
27,100	Standard Motor Products, Inc.	560,699
26,300	Superior Industries International, Inc.	477,871

		1,351,175

Beverages 0.1%
3,200	Coca-Cola Bottling Co. Consolidated	195,040

Biotechnology 0.1%
42,100	PDL BioPharma, Inc.	269,019

See Notes to Financial Statements.

Prudential Small Cap Value Fund	9

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Building Products 0.2%
26,100	Gibraltar Industries, Inc.*	$408,987

Capital Markets 2.5%
4,000	Arlington Asset Investment Corp. (Class A Stock)	89,600
24,300	BGC Partners, Inc. (Class A Stock)	152,118
20,900	Calamos Asset Management, Inc. (Class A Stock)	261,041
32,400	GFI Group, Inc.	150,012
52,100	Investment Technology Group, Inc.*	590,814
4,100	JMP Group, Inc.	30,258
140,200	Knight Capital Group, Inc. (Class A Stock)*(a)	1,821,198
4,900	Oppenheimer Holdings, Inc. (Class A Stock)	85,456
35,900	Piper Jaffray Cos.*	798,775
10,100	Raymond James Financial, Inc.	353,500
1,300	Safeguard Scientifics, Inc.*	20,670
17,600	SWS Group, Inc.	129,360

		4,482,802

Chemicals 1.2%
30,200	Fuller (H.B.) Co.(a)	864,324
4,700	LSB Industries, Inc.*	164,735
21,500	Olin Corp.	477,300
12,200	OM Group, Inc.*	330,986
4,900	Schulman, (A.), Inc.	120,050
10,400	Tredegar Corp.	256,464

		2,213,859

Commercial Banks 8.5%
3,700	BancFirst Corp.	148,592
47,100	Banco Latinoamericano de Comercio Exterior SA (Panama)	871,821
19,400	Bank of the Ozarks, Inc.	543,006
19,000	Cathay General Bancorp	299,060
500	Century Bancorp, Inc. (Class A Stock)	14,190
9,100	Chemical Financial Corp.	205,933
15,500	City Holding Co.(a)	550,870
27,800	Community Bank System, Inc.(a)	760,608
11,200	Community Trust Bancorp, Inc.	345,072
21,100	CVB Financial Corp.(a)	222,183
4,700	East West Bancorp, Inc.	103,212
28,800	First Commonwealth Financial Corp.	159,552
16,000	First Community Bancshares, Inc.	204,160

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
30,700	First Financial Bancorp	$533,566
1,500	First Financial Corp.	52,530
8,600	First Merchants Corp.	84,710
53,695	FirstMerit Corp.(a)	842,475
3,000	Hanmi Financial Corp.*	24,720
4,800	Heartland Financial USA, Inc.	79,200
2,400	Heritage Financial Corp.(a)	33,672
27,000	Independent Bank Corp.(a)	748,980
56,640	International Bancshares Corp.	1,088,621
129,074	National Penn Bancshares, Inc.	1,121,653
50,400	NBT Bancorp, Inc.(a)	1,134,000
32,400	Old National Bancorp	381,348
5,300	Park National Corp.(a)	366,919
19,800	Pinnacle Financial Partners, Inc.*(a)	333,432
6,000	Renasant Corp.	94,680
18,900	Republic Bancorp, Inc. (Class A Stock)	480,249
12,600	S&T Bancorp, Inc.	273,546
10,100	Sandy Spring Bancorp, Inc.	184,426
16,000	Simmons First National Corp. (Class A Stock)	440,800
5,996	Southside Bancshares, Inc.	128,314
12,700	State Bank Financial Corp.*	203,073
9,500	SVB Financial Group*(a)	551,380
9,800	Tompkins Financial Corp.	396,312
22,600	Trustmark Corp.(a)	532,682
5,400	UMB Financial Corp.	208,332
5,100	Union First Market Bankshares Corp.	70,074
1,200	Univest Corp. of Pennsylvania	17,784
16,200	Virginia Commerce Bancorp, Inc.*	143,532
3,100	Washington Trust Bancorp, Inc.	76,539
27,400	WesBanco, Inc.	546,904

		15,602,712

Commercial Services & Supplies 2.9%
15,500	American Reprographics Co.*	93,155
19,900	Brink’s Co. (The)	560,981
12,200	Consolidated Graphics, Inc.*	619,638
7,300	Deluxe Corp.	186,661
15,600	Ennis, Inc.	258,024
26,600	G & K Services, Inc. (Class A Stock)	874,076
16,700	GEO Group, Inc. (The)*	293,586

See Notes to Financial Statements.

Prudential Small Cap Value Fund	11

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
18,300	McGrath RentCorp	$582,672
2,000	Quad/Graphics, Inc.	23,500
12,100	Schawk, Inc.	162,624
37,400	Sykes Enterprises, Inc.*	655,622
14,800	UniFirst Corp.	893,624
6,500	Viad Corp.	131,495

		5,335,658

Communications Equipment 1.4%
4,900	Bel Fuse, Inc. (Class B Stock)	99,225
37,800	Black Box Corp.	1,168,776
36,900	Comtech Telecommunications Corp.(a)	1,138,734
4,600	Digi International, Inc.*	51,934
3,400	EchoStar Corp. (Class A Stock)*	89,182

		2,547,851

Computer Services & Software 0.5%
3,800	Dynamics Research Corp.*	42,788
34,200	Progress Software Corp.*	797,886

		840,674

Computers & Peripherals 0.9%
99,200	Xyratex Ltd. (Bermuda)	1,575,296

Construction & Engineering 0.5%
36,100	Great Lakes Dredge & Dock Corp.	231,040
11,600	Layne Christensen Co.*	269,468
8,700	Primoris Services Corp.	138,417
15,400	Sterling Construction Co, Inc.*	184,954

		823,879

Consumer Finance 1.9%
76,200	Advance America Cash Advance Centers, Inc.	599,694
18,000	Cash America International, Inc.(a)	789,480
5,550	DFC Global Corp.*	109,335
43,000	Nelnet, Inc. (Class A Stock)	1,059,950
15,600	World Acceptance Corp.*(a)	994,032

		3,552,491

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Containers & Packaging 0.9%
160,600	Boise, Inc.	$1,226,984
7,900	Rock-Tenn Co. (Class A Stock)	488,694

		1,715,678

Distributors 0.2%
5,800	Core-Mark Holding Co., Inc.	235,538
12,500	VOXX International Corp.*	159,000

		394,538

Diversified Consumer Services 1.1%
600	DeVry, Inc.	22,656
54,900	Lincoln Educational Services Corp.	479,277
71,600	Regis Corp.(a)	1,227,224
5,500	Steiner Leisure Ltd. (Bahamas)*	271,590

		2,000,747

Diversified Financial Services 0.8%
2,200	Marlin Business Services Corp.	31,482
119,700	PHH Corp.*	1,387,323

		1,418,805

Diversified Telecommunication Services 0.6%
6,700	Atlantic Tele-Network, Inc.	241,803
17,600	Cbeyond, Inc.*	149,600
9,700	General Communication, Inc. (Class A Stock)*	100,977
9,100	Neutral Tandem, Inc.*	111,839
59,800	Premiere Global Services, Inc.*	526,240

		1,130,459

Electric Utilities 4.9%
17,800	Allete, Inc.	737,810
43,200	El Paso Electric Co.	1,503,360
13,500	Empire District Electric Co. (The)	281,205
18,400	IDACORP, Inc.	775,560
8,200	MGE Energy, Inc.	367,852
111,700	PNM Resources, Inc.	1,989,377
58,500	Portland General Electric Co.	1,458,990
13,200	UIL Holdings Corp.	456,456
22,200	UniSource Energy Corp.	827,172
3,800	Unitil Corp.	104,994

See Notes to Financial Statements.

Prudential Small Cap Value Fund	13

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
17,600	Westar Energy, Inc.	$500,544

		9,003,320

Electrical Equipment 0.7%
36,200	Brady Corp. (Class A Stock)	1,171,794
4,800	Vicor Corp.	42,864

		1,214,658

Electronic Equipment, Instruments & Components 2.6%
87,000	Brightpoint, Inc.*	1,019,640
12,300	Electro Rent Corp.	210,207
52,200	Insight Enterprises, Inc.*	963,612
46,800	Kemet Corp.*	430,092
7,100	Littelfuse, Inc.	360,041
10,800	Multi-Fineline Electronix, Inc.*	268,488
18,700	Newport Corp.*	345,389
29,800	Sanmina-SCI Corp.*	327,204
22,400	SYNNEX Corp.*(a)	810,432

		4,735,105

Energy Equipment & Services 1.3%
31,400	Bristow Group, Inc.	1,540,484
4,700	Gulf Island Fabrication, Inc.	142,645
13,700	Matrix Service Co.*	159,468
9,100	Natural Gas Services Group, Inc.*	125,489
2,600	Parker Drilling Co.*	16,900
3,100	PHI, Inc.*	81,716
14,000	Pioneer Drilling Co.*	124,880
27,200	TETRA Technologies, Inc.*	254,048

		2,445,630

Engineering/Construction
1,800	Michael Baker Corp.*	44,082

Entertainment & Leisure
6,700	Isle of Capri Casinos, Inc.*	34,036
2,700	Town Sports International Holdings, Inc.*	23,949

		57,985

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Financial—Bank & Trust 0.1%
5,100	Financial Institutions, Inc.	$87,159
1,600	Lakeland Financial Corp.	40,544
10,100	MainSource Financial Group, Inc.	94,839

		222,542

Food & Staples Retailing 1.9%
27,400	Ingles Markets, Inc. (Class A Stock)	477,582
23,000	Nash-Finch Co.	671,830
52,000	Pantry, Inc. (The)*	626,080
14,900	Ruddick Corp.	601,066
32,600	Spartan Stores, Inc.(a)	610,924
21,100	Susser Holdings Corp.*	503,235

		3,490,717

Food Products 1.4%
69,500	Chiquita Brands International, Inc.*	610,905
63,900	Fresh Del Monte Produce, Inc. (Cayman Islands)	1,564,272
3,200	Omega Protein Corp.*	27,552
20,400	Smart Balance, Inc.*	108,120
12,900	Smithfield Foods, Inc.*	288,057

		2,598,906

Gas Utilities 2.1%
4,600	AGL Resources, Inc.	190,946
14,700	Atmos Energy Corp.	476,427
1,500	Chesapeake Utilities Corp.	64,530
21,800	Laclede Group, Inc. (The)	908,188
53,300	Southwest Gas Corp.	2,227,940

		3,868,031

Healthcare Equipment & Supplies 0.7%
26,200	CryoLife, Inc.*	139,908
9,300	Greatbatch, Inc.*	217,806
5,200	Integra LifeSciences Holdings Corp.*	153,504
41,100	Invacare Corp.	701,988
6,500	RTI Biologics, Inc.*	22,425

		1,235,631

Healthcare Providers & Services 6.4%
30,800	Alliance HealthCare Services, Inc.*	35,112

See Notes to Financial Statements.

Prudential Small Cap Value Fund	15

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
36,600	Amedisys, Inc.*(a)	$384,300
14,500	AMERIGROUP Corp.*	986,145
29,200	AmSurg Corp.*(a)	751,900
33,200	Centene Corp.*	1,500,640
4,600	Coventry Health Care, Inc.*(a)	138,322
19,600	Cross Country Healthcare, Inc.*	120,932
62,500	Five Star Quality Care, Inc.*	226,875
38,500	Healthways, Inc.*	291,060
76,300	Kindred Healthcare, Inc.*	936,201
38,300	Magellan Health Services, Inc.*	1,869,806
57,700	Molina Healthcare, Inc.*(a)	1,766,197
1,700	National Healthcare Corp.	75,361
22,700	PharMerica Corp.*	284,885
13,800	Providence Service Corp. (The)*	208,242
65,400	Skilled Healthcare Group, Inc. (Class A Stock)*	401,556
35,100	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	748,683
2,200	US Physical Therapy, Inc.	44,880
14,700	WellCare Health Plans, Inc.*	878,472

		11,649,569

Healthcare Services 0.3%
12,600	Almost Family, Inc.*	237,384
27,100	Gentiva Health Services, Inc.*	196,746
20,400	Sun Healthcare Group, Inc.*	92,616

		526,746

Hotels, Restaurants & Leisure 3.7%
8,500	Ameristar Casinos, Inc.	166,260
1,130	Biglari Holdings, Inc.*	447,412
28,600	Bob Evans Farms, Inc.	1,010,438
115,800	Boyd Gaming Corp.*(a)	1,015,566
1,600	Carrols Restaurant Group, Inc.*	18,096
10,400	CEC Entertainment, Inc.	365,768
21,200	Cracker Barrel Old Country Store, Inc.	1,112,364
9,800	Life Time Fitness, Inc.*(a)	481,572
20,700	Marcus Corp.	250,677
11,800	Monarch Casino & Resort, Inc.*	125,670
90,800	Ruby Tuesday, Inc.*	681,908
18,100	Scientific Games Corp. (Class A Stock)*	202,539
32,000	Speedway Motorsports, Inc.	512,960

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
29,500	Texas Roadhouse, Inc.	$447,220

		6,838,450

Household Durables 1.0%
25,000	American Greetings Corp. (Class A Stock)	359,250
1,550	Blyth, Inc.(a)	97,573
15,600	CSS Industries, Inc.	334,152
30,500	Helen of Troy Ltd. (Bermuda)*	981,185

		1,772,160

Household Products 0.1%
10,000	Central Garden & Pet Co. (Class A Stock)*	94,600

Industrial Conglomerates 0.5%
300	Seaboard Corp.*	582,456
7,900	Standex International Corp.	316,711

		899,167

Insurance 5.0%
11,500	American Equity Investment Life Holding Co.(a)	132,595
9,800	American Safety Insurance Holdings Ltd. (Bermuda)*	213,150
8,200	AMERISAFE, Inc.*	201,556
7,900	AmTrust Financial Services, Inc.(a)	204,847
17,000	Employers Holdings, Inc.	305,320
24,900	FBL Financial Group, Inc. (Class A Stock)	865,026
104,200	First American Financial Corp.	1,544,244
15,100	HCC Insurance Holdings, Inc.	419,176
7,200	Horace Mann Educators Corp.	112,608
14,800	Infinity Property & Casualty Corp.(a)	862,544
15,400	Maiden Holdings Ltd. (Bermuda)	143,528
37,300	Meadowbrook Insurance Group, Inc.	371,881
31,000	National Financial Partners Corp.*(a)	477,400
800	National Western Life Insurance Co. (Class A Stock)	115,568
16,800	Presidential Life Corp.	187,320
24,700	ProAssurance Corp.	2,016,261
51,000	Symetra Financial Corp.	470,220
18,700	Tower Group, Inc.	403,733
27,600	Universal Insurance Holdings, Inc.	110,676

		9,157,653

See Notes to Financial Statements.

Prudential Small Cap Value Fund	17

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services 0.7%
61,700	EarthLink, Inc.	$444,857
31,700	TeleCommunication Systems, Inc. (Class A Stock)*	74,178
118,549	United Online, Inc.	673,358

		1,192,393

IT Services 1.2%
16,400	Acxiom Corp.*	225,008
21,200	CACI International, Inc. (Class A Stock)*	1,244,228
19,500	CSG Systems International, Inc.*	317,265
20,600	Global Cash Access Holdings, Inc.*	109,180
7,700	NCI, Inc. (Class A Stock)*	56,364
13,400	TNS, Inc.*	247,096

		2,199,141

Leisure Equipment & Products 0.3%
31,400	JAKKS Pacific, Inc.(a)	479,792

Life Sciences Tools & Services 0.1%
26,400	Cambrex Corp.*	207,504

Machinery 0.9%
11,200	Actuant Corp. (Class A Stock)	283,920
2,800	Albany International Corp. (Class A Stock)	67,256
1,800	Ampco-Pittsburgh Corp.	38,610
8,800	Briggs & Stratton Corp.	137,368
2,000	Cascade Corp.	113,640
2,800	Harsco Corp.	62,244
5,300	LB Foster Co. (Class A Stock)	158,205
5,900	NACCO Industries, Inc. (Class A Stock)	602,980
1,400	Sauer-Danfoss, Inc.*	70,560
2,200	Watts Water Technologies, Inc. (Class A Stock)	84,810

		1,619,593

Marine 0.4%
5,100	Baltic Trading Ltd. (Marshall Islands)	21,573
20,100	Eagle Bulk Shipping, Inc. (Marshall Islands)*(a)	28,542
38,400	Excel Maritime Carriers Ltd. (Liberia)*(a)	56,448
49,600	Genco Shipping & Trading Ltd. (Marshall Islands)*(a)	347,200
12,500	International Shipholding Corp.	284,375

		738,138

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media 1.2%
37,500	Belo Corp. (Class A Stock)	$278,625
28,200	Entercom Communications Corp. (Class A Stock)*	217,704
53,800	Harte-Hanks, Inc.	519,170
25,600	Journal Communications, Inc. (Class A Stock)*	131,584
5,500	LIN TV Corp. (Class A Stock)*	22,165
16,500	Scholastic Corp.	486,915
50,300	Sinclair Broadcast Group, Inc. (Class A Stock)	617,684

		2,273,847

Metals & Mining 0.8%
36,000	Coeur d’Alene Mines Corp.*	995,760
27,600	Horsehead Holding Corp.*	300,288
10,200	Noranda Aluminum Holding Corp.	106,998

		1,403,046

Multi-Line Retail 0.1%
5,500	Dillard’s, Inc. (Class A Stock)	243,375

Multi-Utilities 2.1%
57,200	Avista Corp.	1,449,448
17,500	Black Hills Corp.	590,800
41,900	NorthWestern Corp.	1,472,366
14,500	Vectren Corp.	414,555

		3,927,169

Oil, Gas & Consumable Fuels 4.8%
15,400	Berry Petroleum Co. (Class A Stock)	693,154
11,300	Bill Barrett Corp.*(a)	312,106
76,600	Callon Petroleum Co.*	459,600
35,600	Comstock Resources, Inc.*(a)	428,624
22,000	CVR Energy, Inc.*	548,680
14,500	DHT Holdings, Inc. (Marshall Islands)	15,370
12,500	Energen Corp.	602,125
29,200	Hollyfrontier Corp.	856,728
47,900	James River Coal Co.*(a)	301,291
15,200	Knightsbridge Tankers Ltd. (Bermuda)	229,216
8,300	Petroleum Development Corp.*(a)	258,379
26,800	REX American Resources Corp.*	688,760
33,400	Ship Finance International Ltd. (Bermuda)(a)	375,082
31,900	Stone Energy Corp.*	894,795

See Notes to Financial Statements.

Prudential Small Cap Value Fund	19

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
53,600	Swift Energy Co.*	$1,776,840
17,600	W&T Offshore, Inc.	380,336

		8,821,086

Paper & Forest Products 2.1%
57,700	Buckeye Technologies, Inc.	1,934,681
39,900	KapStone Paper and Packaging Corp.*	696,654
24,400	Neenah Paper, Inc.	579,988
46,700	P.H. Glatfelter Co.	690,226

		3,901,549

Personal Products 0.2%
1,400	Medifast, Inc.*	23,072
25,000	Prestige Brands Holdings, Inc.*	321,000
1,100	USANA Health Sciences, Inc.*(a)	38,258

		382,330

Professional Services 0.8%
13,300	CBIZ, Inc.*	83,391
53,500	Dolan Co. (The)*	504,505
6,600	ICF International, Inc.*	187,044
18,700	Kelly Services, Inc. (Class A Stock)	302,192
21,800	Navigant Consulting, Inc.*	279,258
1,600	VSE Corp.	41,936

		1,398,326

Real Estate Investment Trusts 8.5%
10,300	Agree Realty Corp.	257,088
172,000	Anworth Mortgage Asset Corp.(a)	1,118,000
1,600	Apollo Commercial Real Estate Finance, Inc.	23,552
8,500	CapLease, Inc.	35,360
129,500	Capstead Mortgage Corp.	1,677,025
39,100	CBL & Associates Properties, Inc.(a)	679,167
64,500	Cedar Realty Trust, Inc.	321,855
27,400	Cogdell Spencer, Inc.	116,450
98,900	Dynex Capital, Inc.	915,814
45,200	First Industrial Realty Trust, Inc.*	518,896
21,400	Getty Realty Corp.	358,664
75,700	Hatteras Financial Corp.(a)	2,101,432
35,900	Inland Real Estate Corp.	306,945

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
115,500	Invesco Mortgage Capital, Inc.	$1,811,040
49,300	Kite Realty Group Trust	246,500
61,060	Lexington Realty Trust(a)	525,116
280,700	MFA Financial, Inc.	2,060,338
3,400	One Liberty Properties, Inc.	58,990
16,300	Parkway Properties, Inc.	157,621
18,200	PS Business Parks, Inc.	1,130,948
85,600	RAIT Financial Trust(a)	481,928
21,700	Urstadt Biddle Properties (Class A Stock)	424,452
20,100	Winthrop Realty Trust	240,195

		15,567,376

Retail & Merchandising 0.1%
11,700	Citi Trends, Inc.*	105,534

Road & Rail 0.5%
6,000	Amerco, Inc.	580,320
15,400	Marten Transport Ltd.	336,490
1,500	Saia, Inc.*	22,590

		939,400

Semiconductors & Semiconductor Equipment 2.5%
59,900	Amkor Technology, Inc.*(a)	343,227
33,000	Amtech Systems, Inc.*	336,270
63,000	Brooks Automation, Inc.	675,360
44,900	Kulicke & Soffa Industries, Inc.*	485,369
8,800	LTX-Credence Corp.*	58,696
31,000	MKS Instruments, Inc.	934,650
4,700	Pericom Semiconductor Corp.*	37,600
40,000	Photronics, Inc.*	274,400
27,800	Rudolph Technologies, Inc.*	284,394
57,500	Tessera Technologies, Inc.*	1,138,500

		4,568,466

Specialty Retail 2.4%
34,900	Cato Corp. (The) (Class A Stock)	935,669
9,300	Group 1 Automotive, Inc.	496,062
10,500	Penske Automotive Group, Inc.	234,990
56,000	Pep Boys - Manny, Moe & Jack	840,000
26,000	Rent-A-Center, Inc.	879,320

See Notes to Financial Statements.

Prudential Small Cap Value Fund	21

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
33,400	Stage Stores, Inc.	$513,692
50,800	Stein Mart, Inc.*	368,300
8,700	Systemax, Inc.*	153,207

		4,421,240

Telecommunication Services 0.2%
4,900	Fairpoint Communications, Inc.*(a)	19,943
3,350	Lumos Networks Corp.	50,351
3,350	NTELOS Holdings Corp.	76,480
12,900	SureWest Communications	186,792

		333,566

Textiles, Apparel & Luxury Goods 0.6%
96,100	Jones Group, Inc. (The)	877,393
15,600	Movado Group, Inc.	287,196

		1,164,589

Thrifts & Mortgage Finance 1.1%
6,100	Astoria Financial Corp.(a)	50,813
4,400	Berkshire Hills Bancorp, Inc.	99,528
5,000	Brookline Bancorp, Inc.	46,350
42,200	Dime Community Bancshares, Inc.	581,516
13,500	Federal Agricultural Mortgage Corp. (Class C Stock)	261,900
3,300	First Defiance Financial Corp.	51,084
2,300	First Pactrust Bancorp, Inc.	27,876
22,400	Flushing Financial Corp.	293,664
2,100	OceanFirst Financial Corp.	28,455
7,200	Provident Financial Services, Inc.	99,648
17,100	Trustco Bank Corp.	95,589
20,300	Washington Federal, Inc.	319,928
3,100	WSFS Financial Corp.	120,621

		2,076,972

Tobacco 0.9%
37,800	Universal Corp.(a)	1,696,464

Trading Companies & Distributors 1.9%
131,200	Aircastle Ltd. (Bermuda)	1,849,920
71,100	Interline Brands, Inc.*	1,209,411
2,900	Lawson Products, Inc.	48,691

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
9,000	TAL International Group, Inc.	$299,790

		3,407,812

Water Utilities 0.2%
9,700	American States Water Co.	350,849

Wireless Telecommunication Services 0.4%
48,400	USA Mobility, Inc.	684,860

	TOTAL COMMON STOCKS (cost $159,617,725)	180,556,425

EXCHANGE TRADED FUND 0.5%
13,300	iShares Russell 2000 Value Index Fund (cost $754,725)(a)	931,665

	TOTAL LONG-TERM INVESTMENTS (cost $160,372,450)	181,488,090

SHORT-TERM INVESTMENT 14.6%

Affiliated Money Market Mutual Fund
26,742,263	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $26,742,263; includes $25,988,774 of cash collateral for securities on loan)(Note 3)(b)(c)	26,742,263

	TOTAL INVESTMENTS 113.7% (cost $187,114,713; Note 5)	208,230,353
	Liabilities in excess of other assets (13.7)%	(25,111,650)

	NET ASSETS 100%	$183,118,703

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,238,210; cash collateral of $25,988,774 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	23

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$180,556,425	$—	$—
Exchange Traded Fund	931,665	—	—
Affiliated Money Market Mutual Fund	26,742,263	—	—

Total	$208,230,353	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2012 were as follows:

Affiliated Money Market Mutual Fund (14.2% represents investments purchased from securities on loan)	14.6%
Commercial Banks	8.5
Real Estate Investment Trusts	8.5
Healthcare Providers & Services	6.4
Insurance	5.0
Electric Utilities	4.9
Oil, Gas & Consumable Fuels	4.8
Hotels, Restaurants & Leisure	3.7
Commercial Services & Supplies	2.9
Electronic Equipment, Instruments & Components	2.6
Semiconductors & Semiconductor Equipment	2.5%
Capital Markets	2.5
Specialty Retail	2.4
Aerospace & Defense	2.4
Airlines	2.3
Multi-Utilities	2.1
Paper & Forest Products	2.1
Gas Utilities	2.1
Consumer Finance	1.9
Food & Staples Retailing	1.9
Trading Companies & Distributors	1.9
Food Products	1.4
Communications Equipment	1.4

See Notes to Financial Statements.

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Industry (cont’d.)
Energy Equipment & Services	1.3%
Media	1.2
Chemicals	1.2
IT Services	1.2
Air Freight & Logistics	1.2
Thrifts & Mortgage Finance	1.1
Diversified Consumer Services	1.1
Household Durables	1.0
Containers & Packaging	0.9
Tobacco	0.9
Machinery	0.9
Computers & Peripherals	0.9
Diversified Financial Services	0.8
Metals & Mining	0.8
Professional Services	0.8
Auto Components	0.7
Healthcare Equipment & Supplies	0.7
Electrical Equipment	0.7
Internet Software & Services	0.7
Textiles, Apparel & Luxury Goods	0.6
Diversified Telecommunication Services	0.6
Road & Rail	0.5
Exchange Traded Fund	0.5
Industrial Conglomerates	0.5%
Computer Services & Software	0.5
Construction & Engineering	0.5
Marine	0.4
Wireless Telecommunication Services	0.4
Healthcare Services	0.3
Leisure Equipment & Products	0.3
Building Products	0.2
Distributors	0.2
Personal Products	0.2
Water Utilities	0.2
Telecommunication Services	0.2
Biotechnology	0.1
Multi-Line Retail	0.1
Financial—Bank & Trust	0.1
Life Sciences Tools & Services	0.1
Beverages	0.1
Retail & Merchandising	0.1
Household Products	0.1

113.7
Liabilities in excess of other assets	(13.7)

100.0%

See Notes to Financial Statements.

Prudential Small Cap Value Fund	25

Statement of Assets and Liabilities

as of January 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $25,238,210:
Unaffiliated Investments (cost $160,372,450)	$181,488,090
Affiliated Investments (cost $26,742,263)	26,742,263
Cash	567
Receivable for investments sold	1,136,626
Other assets	129,000
Dividends and interest receivable	117,797
Receivable for Fund shares sold	67,659
Prepaid expenses	2,238

Total assets	209,684,240

Liabilities
Payable to broker for collateral for securities on loan	25,988,774
Payable for Fund shares reacquired	201,845
Accrued expenses and other liabilities	126,641
Management fee payable	83,479
Payable for investments purchased	67,785
Distribution fee payable	67,253
Affiliated transfer agent fee payable	24,343
Deferred trustees’ fees	5,417

Total liabilities	26,565,537

Net Assets	$183,118,703

Net assets were comprised of:
Shares of beneficial interest, at par	$13,219
Paid-in capital, in excess of par	189,749,715

189,762,934
Undistributed net investment income	125,259
Accumulated net realized loss on investment	(27,885,130)
Net unrealized appreciation on investments	21,115,640

Net assets, January 31, 2012	$183,118,703

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Class A:
Net assets value and redemption price per share ($107,916,832 ÷ 7,576,156 shares of common stock issued and outstanding)	$14.24
Maximum sales charge (5.50% of offering price)	.83

Maximum offering price to public	$15.07

Class B:
Net assets value and redemption price per share ($9,332,848 ÷ 726,947 shares of common stock issued and outstanding)	$12.84

Class C:
Net assets value and redemption price per share ($35,700,881 ÷ 2,782,987 shares of common stock issued and outstanding)	$12.83

Class L:
Net assets value and redemption price per share ($6,761,853 ÷ 477,285 shares of common stock issued and outstanding)	$14.17
Maximum sales charge (5.75% of offering price)	.86

Maximum offering price to public	$15.03

Class M:
Net assets value and redemption price per share ($296,639 ÷ 22,827 shares of common stock issued and outstanding)	$13.00

Class R:
Net assets value and redemption price per share ($19,663 ÷ 1,381.4 shares of common stock issued and outstanding)	$14.23

Class X:
Net assets value and redemption price per share ($1,214,478 ÷ 93,027.7 shares of common stock issued and outstanding)	$13.06

Class Z:
Net assets value and redemption price per share ($21,875,509 ÷ 1,537,937 shares of common stock issued and outstanding)	$14.22

See Notes to Financial Statements.

Prudential Small Cap Value Fund	27

Statement of Operations

Six Months Ended January 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$2,158,911
Affiliated income from securities lending, net	141,727
Affiliated dividend income	957

2,301,595

Expenses
Management fee	605,631
Distribution fee—Class A	150,336
Distribution fee—Class B	45,589
Distribution fee—Class C	167,834
Distribution fee—Class L	15,740
Distribution fee—Class M	681
Distribution fee—Class R	516
Distribution fee—Class X	1,595
Transfer agent’s fees and expenses (including affiliated expense of $56,800)	196,000
Registration fees	59,000
Custodian’s fees and expenses	58,000
Reports to shareholders	30,000
Audit fee	15,000
Legal fee	11,000
Trustees’ fees	8,000
Insurance expense	2,000
Miscellaneous	8,473

Total expenses	1,375,395
Less: Advisory fee waivers and expense reimbursements	(129,778)

Net expenses	1,245,617

Net investment income	1,055,978

Net Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	14,197,467
Net change in unrealized depreciation on investments	(10,435,161)

Net gain on investments	3,762,306

Net Increase In Net Assets Resulting From Operations	$4,818,284

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2012	Year Ended July 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,055,978	$101,872
Net realized gain on investment transactions	14,197,467	15,169,935
Net change in unrealized appreciation (depreciation) on investments	(10,435,161)	1,203,177

Net increase in net assets resulting from operations	4,818,284	16,474,984

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(714,901)	—
Class B	(10,176)	—
Class C	(37,178)	—
Class L	(32,571)	—
Class M	(3,917)	—
Class R	(1,419)	—
Class X	(10,546)	—
Class Z	(216,243)	—

	(1,026,951)	—

Capital Contributions (Note 2)
Class M	—	328
Class X	50	681

	50	1,009

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,027,577	9,546,583
Net asset value of shares issued in reinvestment of dividends and distributions	957,560	—
Net asset value of shares issued in merger (Note 8)	—	110,782,695
Cost of shares reacquired	(22,783,173)	(43,417,521)

Net increase (decrease) in net assets resulting from Fund share transactions	(16,798,036)	76,911,757

Total increase (decrease)	(13,006,653)	93,387,750

Net Assets
Beginning of period	196,125,356	102,737,606

End of period(a)	$183,118,703	$196,125,356

(a) Includes undistributed net income of:	$125,259	$96,232

See Notes to Financial Statements.

Prudential Small Cap Value Fund	29

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Small Cap Value Fund (“Small Cap Value”) and Prudential Jennison Conservative Growth Fund. These financial statements relate to Small Cap Value (the “Fund”). The financial statements of the other fund are not represented herein.

The Fund’s investment objective is above average capital appreciation through investment in small company common stocks that, in the investment subadviser’s opinion, are undervalued or overlooked in the marketplace.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the

30	Visit our website at www.prudentialfunds.com

size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign

Prudential Small Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for ending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gain, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal

32	Visit our website at www.prudentialfunds.com

income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI accrued daily and payable monthly, at an annual rate 0.70% of the Fund’s average daily net assets. The effective management fee rate was 0.70% for the six months ended January 31, 2012.

Effective April 16, 2011, PI has contractually agreed to waive up to 0.15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed 0.94% of the Fund’s average daily net assets.

Prudential Small Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and services the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.50%, 1%, 0.75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to 0.50% of the average net assets of Class R shares.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred sales changes received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution of capital.

During the year ended July 31, 2008, management determined that Class M and X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid these classes for the overcharge which is reflected as a contribution to capital in the Financial Highlights for the years ended July 31, 2008 and July 31, 2007.

PIMS has advised the Fund that it has received $15,047 in front-end sales charges resulting from sales of Class A shares, during the six months ended January 31, 2012. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2012, it received $13, $6,359, and $952 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended January 31, 2012, PIM has been compensated approximately $39,700 for these services.

The Fund invests in the Prudential Taxable Core Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended January 31, 2012 aggregated $51,452,788 and $68,520,724 respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Unrealized Appreciation
$187,381,710	$32,213,955	$(11,365,312)	$20,848,643

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial reporting and tax accounting.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2011 of approximately $41,884,000 of which $24,355,000 expires in 2017 and $17,529,000 expires in 2018. Certain portions of the capital loss carryforward was assumed by the Fund as a result of an acquisition. Utilization of these capital loss

Prudential Small Cap Value Fund	35

Notes to Financial Statements

(Unaudited) continued

carryforwards may be limited in accordance with income tax regulations. The Fund utilized approximately $15,611,000 of its capital loss carryforward to offset net taxable gains realized in the year ended July 31, 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a maximum front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

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In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund. Class M and Class X shares will automatically convert to Class A shares on a monthly basis approximately eight and ten years after purchase, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are closed to most new initial purchases (with the exception of reinvested dividends). Class L, Class M and Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments Mutual Funds. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At January 31, 2012, 243 shares of Class R and 70 shares of Class Z were owned by the Manager and its affiliates, respectively.

Transactions in shares of beneficial interest during the six months ended January 31, 2012 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Decrease in Shares Outstanding
Class A	287,517	53,518	(924,129)	130,976	(452,118)
Class B	21,814	849	(71,162)	(75,804)	(124,303)
Class C	33,086	2,839	(295,766)	—	(259,841)
Class L	122	2,580	(31,776)	—	(29,074)
Class M	329	336	(5,506)	(43,058)	(47,899)
Class R	693	114	(20,096)	—	(19,289)
Class X	262	914	(7,061)	(25,560)	(31,445)
Class Z	55,964	16,219	(468,917)	—	(396,734)

Prudential Small Cap Value Fund	37

Notes to Financial Statements

(Unaudited) continued

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Decrease in Net Assets from Fund Share Outstanding
Class A	$3,666,913	$666,836	$(11,815,626)	$1,664,281	$(5,817,596)
Class B	253,617	9,544	(818,457)	(854,456)	(1,409,752)
Class C	383,358	31,912	(3,389,966)	—	(2,974,696)
Class L	1,621	31,995	(408,032)	—	(374,416)
Class M	4,038	3,814	(62,290)	(507,950)	(562,388)
Class R	8,623	1,419	(259,826)	—	(249,784)
Class X	3,370	10,442	(83,369)	(301,875)	(371,432)
Class Z	706,037	201,598	(5,945,607)	—	(5,037,972)

Transactions in shares of beneficial interest during the year ended July 31, 2011 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued in Merger	Shares Issued/ Reacquired upon Conversion from Class B, Class C, Class M, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	521,716	—	(1,725,981)	3,998,198	289,271	3,083,204
Class B	55,858	—	(135,930)	311,131	(99,945)	131,114
Class C	78,700	—	(569,314)	998,179	(1,794)	505,771
Class L	2,310	—	(83,253)	—	—	(80,943)
Class M	876	—	(30,070)	—	(146,547)	(175,741)
Class R	10,192	—	(9,744)	20,222	—	20,670
Class X	2,020	—	(37,312)	—	(69,598)	(104,890)
Class Z	46,905	—	(689,097)	2,576,863	—	1,934,671

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Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued in Merger	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class C, Class M, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$7,026,874	$—	$(23,184,167)	$56,983,972	$3,812,503	$44,639,182
Class B	679,815	—	(1,627,547)	3,994,685	(1,180,046)	1,866,907
Class C	967,367	—	(6,764,581)	12,805,357	(21,547)	6,986,596
Class L	29,307	—	(1,100,519)	—	—	(1,071,212)
Class M	9,142	—	(364,196)	—	(1,765,633)	(2,120,687)
Class R	146,102	—	(132,673)	286,528	—	299,957
Class X	20,224	—	(458,582)	—	(845,277)	(1,283,635)
Class Z	667,752	—	(9,785,256)	36,712,153	—	27,594,649

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2012.

Note 8. Reorganization

On December 1, 2010, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on April 7, 2011 and the reorganization took place on April 15, 2011.

Prudential Small Cap Value Fund	39

Notes to Financial Statements

(Unaudited) continued

The purpose of the transaction was to combine two Portfolios with substantially similar investment objectives.

The acquisition was accomplished by a tax-free exchange of the following shares on April 15, 2011:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Prudential Small Cap Core Equity Fund		Prudential Small Cap Value Fund
Class A	2,936,821	Class A	3,998,198	$56,983,972
Class B	225,447	Class B	311,131	3,994,685
Class C	722,722	Class C	998,179	12,805,357
Class R	14,832	Class R	20,222	286,528
Class Z	1,839,694	Class Z	2,576,863	36,712,153

For financial reporting purposes, assets received and shares issued by Prudential Small Cap Value were recorded at fair value; however, the cost basis of the investments received from Prudential Small Cap Core Equity Fund was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition was as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
Prudential Small Cap Core Equity Fund	$110,782,695	$29,347,863	Prudential Small Cap Value Fund	$112,524,877

The Fund acquired capital loss carryforward from the reorganization with Prudential Small Cap Core Equity Fund of approximately $26,488,000 (amount included in Note 5). The future utilization of the acquired capital loss carryforward may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

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Assuming the acquisition had been completed on August 1, 2010, Prudential Small Cap Value’s results of operations for the year ended July 31, 2011 were as follows:

Net investment income	$105,870	(a)
Net realized and unrealized gain (loss) on investments	$54,467,460	(b)

	$54,573,330

(a)	$101,872, as reported in Statement of Operations, plus $(11,002) Net Investment Loss from Prudential Small Cap Core Equity Fund pre-merger, plus approximately $15,000 of pro forma eliminated expenses from Prudential Small Cap Core Equity Fund.
(b)	$16,373,112 as reported in the Statement of Operations, plus $38,094,348 Net Realized and Unrealized Gain (loss) on Investments from Prudential Small Cap Core Equity Fund pre-merger.

Because both Prudential Small Cap Core Equity Fund and Prudential Small Cap Value sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Prudential Small Cap Core Equity Fund that have been included in Prudential Small Cap Value’s Statement of Operations since April 15, 2011.

Note 9. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting

Prudential Small Cap Value Fund	41

Notes to Financial Statements

(Unaudited) continued

entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.85		$11.53		$9.64	$12.31	$17.66	$17.30
Income (loss) from investment operations:
Net investment income	.09		.04		.02	.09	.16	.16
Net realized and unrealized gain (loss) on investments	.39		2.28		1.90	(2.58)	(2.04)	1.11
Total from investment operations	.48		2.32		1.92	(2.49)	(1.88)	1.27
Less Dividends and Distributions:
Dividends from net investment income	(.09)		-		(.03)	(.17)	(.18)	-
Distributions from net realized gains on investments	-		-		-	(.01)	(3.29)	(.91)
Total dividends and distributions	(.09)		-		(.03)	(.18)	(3.47)	(.91)
Net asset value, end of period	$14.24		$13.85		$11.53	$9.64	$12.31	$17.66
Total Return(a)	3.66%		20.12%		20.00%	(20.04)%	(11.38)%	7.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107,917		$111,163		$57,017	$51,783	$65,910	$98,930
Average net assets (000)	$99,679		$77,514		$56,445	$49,480	$79,838	$109,338
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.30%	(e)(f)	1.63%	(e)	1.60%	1.65%	1.40% (c)	1.33% (c)
Expenses, excluding distribution and service (12b-1) fees	1.00%	(e)(f)	1.33%	(e)	1.30%	1.35%	1.12%	1.08%
Net investment income	1.36%	(e)(f)	.26%	(e)	.18%	.96%	1.12%	.89%
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	29%	(g)	23%		21%	34%	19%	63%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily assets of the Class A shares through November 30, 2007.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.68%, 1.38% and .21%, respectively, for the year ended July 31, 2011 and 1.45%, 1.15% and 1.21%, respectively, for the six months ended January 31, 2012.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	43

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.44		$10.43		$8.75	$11.17	$16.35	$16.18
Income (loss) from investment operations:
Net investment income (loss)	.04		(.05)		(.05)	.03	.05	.02
Net realized and unrealized gain (loss) on investments	.37		2.06		1.73	(2.34)	(1.89)	1.06
Total from investment operations	.41		2.01		1.68	(2.31)	(1.84)	1.08
Less Dividends and Distributions:
Dividends from net investment income	(.01)		-		-	(.10)	(.05)	-
Distributions from net realized gains on investments	-		-		-	(.01)	(3.29)	(.91)
Total dividends and distributions	(.01)		-		-	(.11)	(3.34)	(.91)
Net asset value, end of period	$12.84		$12.44		$10.43	$8.75	$11.17	$16.35
Total Return(a)	3.33%		19.27%		19.20%	(20.59)%	(12.08)%	6.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,333		$10,593		$7,511	$7,594	$14,080	$25,884
Average net assets (000)	$9,068		$8,883		$7,782	$9,171	$19,290	$30,843
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.00%	(d)(e)	2.33%	(d)	2.30%	2.35%	2.12%	2.08%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(d)(e)	1.33%	(d)	1.30%	1.35%	1.12%	1.08%
Net investment income (loss)	.66%	(d)(e)	(.45)%	(d)	(.51)%	.32%	.41%	.13%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 2.38%, 1.38% and (.50)%, respectively, for the year ended July 31, 2011 and 2.15%, 1.15% and .51%, respectively, for the six months ended January 31, 2012.

(e) Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.44		$10.43		$8.75	$11.17	$16.35	$16.18
Income (loss) from investment operations:
Net investment income (loss)	.04		(.05)		(.05)	.03	.05	.02
Net realized and unrealized gain (loss) on investments	.36		2.06		1.73	(2.34)	(1.89)	1.06
Total from investment operations	.40		2.01		1.68	(2.31)	(1.84)	1.08
Less Dividends and Distributions:
Dividends from net investment income	(.01)		-		-	(.10)	(.05)	-
Distributions from net realized gains on investments	-		-		-	(.01)	(3.29)	(.91)
Total dividends and distributions	(.01)		-		-	(.11)	(3.34)	(.91)
Net asset value, end of period	$12.83		$12.44		$10.43	$8.75	$11.17	$16.35
Total Return(a)	3.25%		19.27%		19.20%	(20.59)%	(12.08)%	6.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,701		$37,844		$26,452	$29,292	$49,257	$88,920
Average net assets (000)	$33,384		$30,988		$28,298	$33,470	$65,961	$100,455
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.00%	(d)(e)	2.33%	(d)	2.30%	2.35%	2.12%	2.08%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(d)(e)	1.33%	(d)	1.30%	1.35%	1.12%	1.08%
Net investment income (loss)	.66%	(d)(e)	(.45)%	(d)	(.52)%	.30%	.40%	.14%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 2.38%, 1.38% and (.50)%, respectively, for the year ended July 31, 2011 and 2.15%, 1.15% and .51%, respectively, for the six months ended January 31, 2012.

(e) Annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	45

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(d)		2011(d)		2010(d)	2009(d)	2008(d)	2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.76		$11.48		$9.60	$12.27	$17.61	$17.28
Income (loss) from investment operations:
Net investment income	.07		-	(a)	- (a)	.08	.13	.11
Net realized and unrealized gain (loss) on investments	.41		2.28		1.90	(2.60)	(2.04)	1.13
Total from investment operations	.48		2.28		1.90	(2.52)	(1.91)	1.24
Less Dividends and Distributions:
Dividends from net investment income	(.07)		-		(.02)	(.14)	(.14)	-
Distributions from net realized gains on investments	-		-		-	(.01)	(3.29)	(.91)
Total dividends and distributions	(.07)		-		(.02)	(.15)	(3.43)	(.91)
Net asset value, end of period	$14.17		$13.76		$11.48	$9.60	$12.27	$17.61
Total Return(b)	3.54%		19.86%		19.77%	(20.32)%	(11.61)%	6.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,762		$6,966		$6,740	$6,821	$11,669	$18,753
Average net assets (000)	$6,262		$7,213		$7,066	$7,602	$14,718	$23,211
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%	(e)(f)	1.83%	(e)	1.80%	1.85%	1.62%	1.58%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(e)(f)	1.33%	(e)	1.30%	1.35%	1.12%	1.08%
Net investment income (loss)	1.16%	(e)(f)	.02%	(e)	(.02)%	.80%	.90%	.62%

(a) Less than $.005.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Calculations are based on average shares outstanding during the period.

(e) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.88%, 1.38% and (.03)%, respectively, for the year ended July 31, 2011 and 1.65%, 1.15% and 1.01%, respectively, for the six months ended January 31, 2012.

(f) Annualized.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class M Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012 (d)		2011(d)		2010(d)	2009(d)	2008(d)	2007(d)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.65		$10.52		$8.80	$11.24	$16.37	$16.18
Income (loss) from investment operations:
Net investment income	.08		.04		.02	.10	.14	.06
Net realized and unrealized gain (loss) on investments	.37		2.09		1.73	(2.36)	(1.88)	1.05
Total from investment operations	.45		2.13		1.75	(2.26)	(1.74)	1.11
Less Dividends and Distributions:
Dividends from net investment income	(.10)		-		(.04)	(.18)	(.12)	-
Distributions from net realized gains on investments	-		-		-	(.01)	(3.29)	(.94)
Total dividends and distributions	(.10)		-		(.04)	(.19)	(3.41)	(.94)
Capital Contributions	-		-	(e)	.01	.01	.02	.02
Net asset value, end of period	$13.00		$12.65		$10.52	$8.80	$11.24	$16.37
Total Return(a)	3.70%		20.25%		20.06%	(19.77)%	(11.22)%	6.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$297		$894		$2,593	$6,781	$17,866	$40,602
Average net assets (000)	$542		$1,831		$4,933	$10,095	$27,565	$54,949
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees(c)	1.25%	(f)(g)	1.58%	(f)	1.55%	1.60%	1.45%	1.85%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(f)(g)	1.33%	(f)	1.30%	1.35%	1.12%	1.08%
Net investment income	1.43%	(f)(g)	.31%	(f)	.25%	1.11%	1.07%	.34%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolios in which the Fund invests.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.

(d) Calculations are based on average shares outstanding during the period.

(e) Less than $.005.

(f) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.63%, 1.38% and .26%, respectively, for the year ended July 31, 2011 and 1.40%, 1.15% and 1.28%, respectively, for the six months ended January 31, 2012.

(g) Annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	47

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended January 31, 2012(d)		April 08, 2011(a) through July 31, 2011(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.76		$14.32
Income (loss) from investment operations:
Net investment income	.07		.01
Net realized and unrealized gain (loss) on investments	.47		(.57)
Total from investment operations	.54		(.56)
Less Dividends and Distributions:
Dividends from net investment income	(.07)		-
Distributions from net realized gains on investments	-		-
Total dividends and distributions	(.07)		-
Net asset value, end of period	$14.23		$13.76
Total Return(b)	4.05%		(3.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20		$284
Average net assets (000)	$205		$298
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.50%	(c)(g)	1.83%	(c)(g)
Expenses, excluding distribution and service (12b-1) fees	1.00%	(c)(g)	1.33%	(c)(g)
Net investment income	1.16%	(c)(g)	.23%	(c)(g)

(a) Inception date of Class R shares.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.88%, 1.38% and .18%, respectively, for the period ended July 31, 2011 and 1.65%, 1.15% and 1.01%, respectively, for the six months ended January 31, 2012.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(d)		2011(d)		2010(d)	2009(d)	2008(d)	2007(d)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.70		$10.57		$8.84	$11.26	$16.41	$16.19
Income (loss) from investment operations:
Net investment income (loss)	.08		.03		.02	.09	.13	.10
Net realized and unrealized gain (loss) on investments	.38		2.10		1.75	(2.36)	(1.90)	1.08
Total from investment operations	.46		2.13		1.77	(2.27)	(1.77)	1.18
Less Dividends and Distributions:
Dividends from net investment income	(.10)		-		(.04)	(.16)	(.10)	-
Distributions from net realized gains on investments	-		-		-	(.01)	(3.29)	(.98)
Total dividends and distributions	(.10)		-		(.04)	(.17)	(3.39)	(.98)
Capital Contributions	-	(a)	-	(a)	- (a)	.02	.01	.02
Net asset value, end of period	$13.06		$12.70		$10.57	$8.84	$11.26	$16.41
Total Return(b)	3.76%		20.15%		20.08%	(19.74)%	(11.45)%	7.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,214		$1,581		$2,424	$3,865	$8,620	$13,206
Average net assets (000)	$1,269		$2,144		$3,204	$5,161	$10,611	$15,864
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(c)	1.25%	(f)(g)	1.58%	(f)	1.55%	1.60%	1.55%	1.62%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(f)(g)	1.33%	(f)	1.30%	1.35%	1.12%	1.08%
Net investment income (loss)	1.42%	(f)(g)	.29%	(f)	.25%	1.09%	.97%	.59%

(a) Less than $.005.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.63%, 1.38% and .24%, respectively, for the year ended July 31, 2011 and 1.40%, 1.15% and 1.27%, respectively, for the six months ended January 31, 2012.

(g) Annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	49

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31, 2012(d)		April 08, 2011(a) through July 31, 2011(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.85		$14.40
Income (loss) from investment operations:
Net investment income	.11		.03
Net realized and unrealized gain (loss) on investments	.39		(.58)
Total from investment operations	.50		(.55)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		-
Distributions from net realized gains on investments	-		-
Total dividends and distributions	(.13)		-
Net asset value, end of period	$14.22		$13.85
Total Return(b)	3.85%		(3.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,876		$26,799
Average net assets (000)	$21,687		$29,388
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.00%	(c)(f)	1.33%	(c)(f)
Expenses, excluding distribution and service (12b-1) fees	1.00%	(c)(f)	1.33%	(c)(f)
Net investment income	1.66%	(c)(f)	.71%	(c)(f)

(a) Inception date of Class Z shares.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.38%, 1.38% and .66%, respectively, for the period ended July 31, 2011 and 1.15%, 1.15% and 1.51%, respectively, for the six months ended January 31, 2012.

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadvisers responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the website of the Securities and Exchange Commission at www.sec.gov.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS

Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Small Cap Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SMALL CAP VALUE FUND

SHARE CLASS	A	B	C	L	M	R	X	Z
NASDAQ	PZVAX	PZVBX	PZVCX	N/A	N/A	PSVRX	N/A	PSVZX
CUSIP	74440V708	74440V807	74440V880	74440V872	74440V864	74440V849	74440V856	74440V831

MF504E2    0220853-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 22, 2012